Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VANGUARD ADMIRAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec. 20, 2024
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Treasury Money Market FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Treasury Money Market Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 11A 022025Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth ETFAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index FundAnnual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Investor | Vanguard Treasury Money Market Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Vanguard Treasury Money Market FundSupplement to the Prospectus and Summary Prospectus Dated December 20, 2024As approved by the Fund’s Board of Trustees, Vanguard Treasury Money Market Fund (the Fund) has reduced its expense ratio. Effective February 3, 2025, the Annual Fund Operating Expenses table and the hypothetical expenses example for the Fund are hereby deleted and replaced with the following:Prospectus and Summary Prospectus Text Changes for Vanguard Treasury Money Market FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90© 2025 The Vanguard Group, Inc. All rights reserved.Vanguard Marketing Corporation, Distributor.PS 11A 022025
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the Fund provides a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investor | Vanguard Treasury Money Market Fund | Investor Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[1]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard SP 500 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP 500 Value Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[2]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard SP 500 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP 500 Growth Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[3]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard SP Mid-Cap 400 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Mid-Cap 400 Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[4]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard SP Mid-Cap 400 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Mid-Cap 400 Value Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[5]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
ETF | Vanguard SP Mid-Cap 400 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Mid-Cap 400 Growth Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[6]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
ETF | Vanguard SP Small-Cap 600 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0612b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.071The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$7$23$40$90This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Small-Cap 600 Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.06%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.07%	[7]
1 Year	rr_ExpenseExampleYear01	$ 7
3 Years	rr_ExpenseExampleYear03	23
5 Years	rr_ExpenseExampleYear05	40
10 Years	rr_ExpenseExampleYear10	$ 90
ETF | Vanguard SP Small-Cap 600 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Small-Cap 600 Value Index Fund | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[8]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
ETF | Vanguard SP Small-Cap 600 Growth ETF
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Growth ETFAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0812b-1 Distribution FeeNoneOther Expenses0.02Total Annual Fund Operating Expenses0.101The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$10$32$56$128This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s ETF Shares with the cost of investing in other funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to sell your shares at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	This example does not include the brokerage commissions that you may pay to buy and sell ETF Shares of the Fund.
ETF | Vanguard SP Small-Cap 600 Growth ETF | ETF Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.08%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.10%	[9]
1 Year	rr_ExpenseExampleYear01	$ 10
3 Years	rr_ExpenseExampleYear03	32
5 Years	rr_ExpenseExampleYear05	56
10 Years	rr_ExpenseExampleYear10	$ 128
Institutional | Vanguard SP 500 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Value Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0412b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP 500 Value Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.04%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[10]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64
Institutional | Vanguard SP 500 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P 500 Growth Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0512b-1 Distribution FeeNoneOther Expenses0.00Total Annual Fund Operating Expenses0.051The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$5$16$28$64
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP 500 Growth Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.05%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.05%	[11]
1 Year	rr_ExpenseExampleYear01	$ 5
3 Years	rr_ExpenseExampleYear03	16
5 Years	rr_ExpenseExampleYear05	28
10 Years	rr_ExpenseExampleYear10	$ 64
Institutional | Vanguard SP Mid-Cap 400 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP Mid-Cap 400 Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[12]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard SP Mid-Cap 400 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Value Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP Mid-Cap 400 Value Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[13]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard SP Mid-Cap 400 Growth Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Mid-Cap 400 Growth Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP Mid-Cap 400 Growth Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[14]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard SP Small-Cap 600 Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP Small-Cap 600 Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[15]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39
Institutional | Vanguard SP Small-Cap 600 Value Index Fund
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Prospectus and Summary Prospectus Text Changes for Vanguard S&P Small-Cap 600 Value Index FundAnnual Fund Operating Expenses
		(Expenses that you pay each year as a percentage of the value of your investment)Management Fees0.0212b-1 Distribution FeeNoneOther Expenses0.01Total Annual Fund Operating Expenses0.031The expense information shown in the table has been restated to reflect current fees.ExampleThe following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:1 Year3 Years5 Years10 Years$3$10$17$39
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following example is intended to help you compare the cost of investing in the Fund’s Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund’s shares. This example assumes that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Institutional | Vanguard SP Small-Cap 600 Value Index Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.02%
12b-1 Distribution Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.03%	[16]
1 Year	rr_ExpenseExampleYear01	$ 3
3 Years	rr_ExpenseExampleYear03	10
5 Years	rr_ExpenseExampleYear05	17
10 Years	rr_ExpenseExampleYear10	$ 39

[1]	The expense information shown in the table has been restated to reflect current fees.
[2]	The expense information shown in the table has been restated to reflect current fees.
[3]	The expense information shown in the table has been restated to reflect current fees.
[4]	The expense information shown in the table has been restated to reflect current fees.
[5]	The expense information shown in the table has been restated to reflect current fees.
[6]	The expense information shown in the table has been restated to reflect current fees.
[7]	The expense information shown in the table has been restated to reflect current fees.
[8]	The expense information shown in the table has been restated to reflect current fees.
[9]	The expense information shown in the table has been restated to reflect current fees.
[10]	The expense information shown in the table has been restated to reflect current fees.
[11]	The expense information shown in the table has been restated to reflect current fees.
[12]	The expense information shown in the table has been restated to reflect current fees.
[13]	The expense information shown in the table has been restated to reflect current fees.
[14]	The expense information shown in the table has been restated to reflect current fees.
[15]	The expense information shown in the table has been restated to reflect current fees.
[16]	The expense information shown in the table has been restated to reflect current fees.